SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accounting policies
Long-lived asset impairment loss	¥ 101	¥ 60
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Hotel Operating Cost	Hotel Operating Cost
Net revenues	¥ 10,156	¥ 9,437
Minimum | Legacy Huazhu
Accounting policies
Initial lease term	10 years
Minimum | Legacy DH
Accounting policies
Initial lease term	20 years
Maximum | Legacy Huazhu
Accounting policies
Initial lease term	20 years
Maximum | Legacy DH
Accounting policies
Initial lease term	25 years